UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21884

                  Oppenheimer Rochester Virginia Municipal Fund
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--144.5%
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--102.1%
$         25,000   Alexandria, VA IDA (Alexandria Hospital) 1                              5.500%     07/01/2014   $         25,047
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Alexandria, VA IDA Educational Facilities (Episcopal High School) 1     5.250      01/01/2010             10,016
------------------------------------------------------------------------------------------------------------------------------------
         265,000   Alexandria, VA IDA Pollution Control (Potomac Electric Power
                   Company) 1                                                              5.375      02/15/2024            265,172
------------------------------------------------------------------------------------------------------------------------------------
         810,000   Alexandria, VA IDA Pollution Control (Potomac Electric Power
                   Company) 1                                                              5.375      02/15/2024            811,158
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Alexandria, VA Redevel. & Hsg. Authority (CRS Alexandria Hsg.
                   Corp.) 1                                                                6.125      10/01/2029             62,049
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Alexandria, VA Redevel. & Hsg. Authority (Essex House) 1                5.550      07/01/2028             60,443
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Arlington County, VA IDA (Ogden Martin Systems of Union) 1              5.375      01/01/2013             50,980
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Broadway, VA IDA (Bridgewater College) 1                                5.375      04/01/2033              5,020
------------------------------------------------------------------------------------------------------------------------------------
         265,000   Buena Vista, VA Public Recreational Facilities
                   Authority (Golf Course)                                                 5.500      07/15/2035            242,104
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Chesapeake, VA Airport Authority 1                                      5.300      08/01/2019             25,314
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Chesapeake, VA GO 1                                                     5.000      05/01/2014             30,644
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Chesapeake, VA IDA (Chesapeake Court House) 1                           5.250      06/01/2017             10,217
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Chesterfield County, VA EDA (VA Electric & Power Company) 1             5.600      11/01/2031            487,505
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Danville, VA IDA (Collegiate Hsg. Foundation) 1                         6.500      06/01/2014             25,911
------------------------------------------------------------------------------------------------------------------------------------
          70,000   Danville, VA IDA Educational Facilities (Averett University) 1          6.000      03/15/2016             71,957
------------------------------------------------------------------------------------------------------------------------------------
         130,000   Dulles, VA Town Center CDA (Dulles Town Center) 1                       6.250      03/01/2026            130,781
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Fairfax County, VA IDA (Inova Health Systems) 1                         5.000      08/15/2025             20,061
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Fairfax County, VA Redevel. & Hsg. Authority (Grand View
                   Apartments) 1                                                           5.450      08/01/2025             30,233
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Fairfax County, VA Redevel. & Hsg. Authority
                   (Herndon Harbor House) 1                                                5.875      08/01/2027             25,209
------------------------------------------------------------------------------------------------------------------------------------
         135,000   Fairfax County, VA Redevel. & Hsg. Authority (Paul Spring
                   Retirement Center) 1                                                    6.000      12/15/2028            139,224
------------------------------------------------------------------------------------------------------------------------------------
       1,220,000   Farms New Kent, VA Community Devel. Authority Special Assessment 1      5.450      03/01/2036          1,086,166
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Galax, VA IDA Hospital Facilities (Twin County Regional
                   Healthcare) 1                                                           5.750      09/01/2020             60,078
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Hampton Roads, VA Regional Jail Authority 1                             5.000      07/01/2028             10,057
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Hampton, VA Redevel. and Hsg. Authority (Olde Hampton)                  6.500      07/01/2016            477,455
------------------------------------------------------------------------------------------------------------------------------------
         170,000   Henrico County, VA IDA (Browning-Ferris Industries) 1                   5.875      03/01/2017            165,067
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Henrico County, VA IDA (Collegiate School) 1                            5.100      10/15/2029             50,099
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Henrico County, VA IDA (Governmental) 1                                 5.600      06/01/2016             75,755
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Henrico County, VA IDA (Governmental) 1                                 5.600      06/01/2017            101,006
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Hopewell, VA GO 1                                                       5.000      07/15/2009             50,074
------------------------------------------------------------------------------------------------------------------------------------
         600,000   Isle Wight County, VA IDA Environmental Improvement
                   (International Paper Company)                                           6.600      05/01/2024            619,164
------------------------------------------------------------------------------------------------------------------------------------


                1 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        125,000   James City County, VA IDA (Anheuser-Busch
                   Companies) 1                                                            6.000%     04/01/2032   $        125,558
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Lancaster County, VA IDA (Rappahannock
                   Westminster Canterbury) 1                                               6.000      04/01/2032              9,422
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Lewistown, VA Commerce Center Community
                   Devel. Authority 1                                                      6.050      03/01/2027            480,190
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Loudoun County, VA IDA (Dulles Airport Marriott
                   Hotel) 1                                                                7.125      09/01/2015             35,009
------------------------------------------------------------------------------------------------------------------------------------
          65,000   Louisa, VA IDA Pollution Control (Virginia Electric &
                   Power Company) 1                                                        5.250      12/01/2008             65,426
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Louisa, VA IDA Pollution Control (Virginia Electric &
                   Power Company) 1                                                        5.450      01/01/2024             35,052
------------------------------------------------------------------------------------------------------------------------------------
         510,000   Louisa, VA IDA Pollution Control (Virginia Electric &
                   Power Company) 1                                                        5.450      01/01/2024            514,136
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Lynchburg, VA IDA (Lynchburg College) 1                                 5.250      09/01/2028              9,796
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Lynchburg, VA IDA (The Summit) 1                                        6.125      01/01/2021             15,039
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Manassas, VA GO 1                                                       6.000      05/01/2014             10,219
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Manassas, VA IDA (Prince William Hospital) 1                            5.125      04/01/2023             50,743
------------------------------------------------------------------------------------------------------------------------------------
         100,000   New Port, VA CDA 1                                                      5.600      09/01/2036             87,505
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Norfolk, VA Airport Authority (Air Cargo) 1                             6.250      01/01/2030             35,433
------------------------------------------------------------------------------------------------------------------------------------
         300,000   Norfolk, VA EDA, Series A 1                                             6.000      11/01/2036            277,431
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Norfolk, VA GO 1                                                        5.750      06/01/2017             10,060
------------------------------------------------------------------------------------------------------------------------------------
         790,000   Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-
                   Retirement Community) 1                                                 6.125      01/01/2035            766,197
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Norfolk, VA Water 1                                                     5.125      11/01/2028             35,740
------------------------------------------------------------------------------------------------------------------------------------
          55,000   Norfolk, VA Water 1                                                     5.250      11/01/2013             55,095
------------------------------------------------------------------------------------------------------------------------------------
         315,000   Norfolk, VA Water 1                                                     5.375      11/01/2023            315,447
------------------------------------------------------------------------------------------------------------------------------------
         105,000   Norfolk, VA Water 1                                                     5.900      11/01/2025            106,518
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Northampton County, VA GO 1                                             5.300      07/15/2018             51,256
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Northern VA Transportation District (Virginia
                   Railway Express) 1                                                      5.150      07/01/2012             51,080
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Northern VA Transportation District (Virginia
                   Railway Express) 1                                                      5.400      07/01/2017             20,436
------------------------------------------------------------------------------------------------------------------------------------
         290,000   Norton, VA IDA (Norton Community Hospital) 1                            6.000      12/01/2022            292,781
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Prince William County, VA IDA (Melrose
                   Apartments) 1                                                           5.400      01/01/2029             76,225
------------------------------------------------------------------------------------------------------------------------------------
          85,000   Prince William County, VA IDA (Potomac Place
                   Associates) 1                                                           6.250      12/20/2027             87,637
------------------------------------------------------------------------------------------------------------------------------------
         170,000   Prince William County, VA IDA (Prince William
                   Hospital) 1                                                             5.250      04/01/2019            170,071
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Prince William County, VA IDA (Prince William
                   Hospital) 1                                                             5.625      04/01/2012             20,038
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Reynolds Crossing, VA Community Devel. Authority
                   (Reynolds Crossing) 1                                                   5.100      03/01/2021            463,215
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Richmond, VA IDA (Virginia Commonwealth
                   University Real Estate Foundation) 1                                    5.550      01/01/2031             46,091
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Richmond, VA Metropolitan Authority
                   (Expressway) 1                                                          5.400      01/15/2013              5,046
------------------------------------------------------------------------------------------------------------------------------------


                2 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         10,000   Richmond, VA Public Utility 1                                           5.125%     01/15/2028   $         10,108
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Richmond, VA Redevel. & Hsg. Authority (Old
                   Manchester) 1                                                           5.000      03/01/2015             20,233
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Roanoke, VA IDA (Virginia Lutheran Homes) 1                             6.000      12/01/2032             24,276
------------------------------------------------------------------------------------------------------------------------------------
          85,000   Southampton County, VA IDA Medical Facilities
                   Mtg. 1                                                                  5.625      01/15/2022             86,652
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Stafford County, VA COP 1                                               5.000      11/01/2009             40,061
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Stafford County, VA EDA Hospital Facilities
                   (MediCorp Health System) 1                                              5.250      06/15/2037             99,848
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Suffolk County, VA IDA (Hotel & Conference
                   Center) 1                                                               5.125      10/01/2035              5,456
------------------------------------------------------------------------------------------------------------------------------------
         430,000   Suffolk, VA Redevel. & Hsg. Authority (Hope Village
                   Apartments)                                                             5.600      02/01/2033            443,674
------------------------------------------------------------------------------------------------------------------------------------
         400,000   Suffolk, VA, IDA (Lake Prince Center) 1                                 5.300      09/01/2031            367,556
------------------------------------------------------------------------------------------------------------------------------------
         200,000   VA Celebrate South CDA Special Assessment 1                             6.250      03/01/2037            192,592
------------------------------------------------------------------------------------------------------------------------------------
       1,250,000   VA Farms New Kent Community Devel. Authority
                   Special Assessment 1                                                    5.800      03/01/2036          1,129,300
------------------------------------------------------------------------------------------------------------------------------------
         250,000   VA Gateway Community Devel. Authority 1                                 6.375      03/01/2030            253,773
------------------------------------------------------------------------------------------------------------------------------------
         100,000   VA H2O Community Devel. Authority 1                                     5.200      09/01/2037             82,035
------------------------------------------------------------------------------------------------------------------------------------
          50,000   VA Hsg. Devel. Authority (Multifamily Hsg.) 1                           5.600      11/01/2017             50,946
------------------------------------------------------------------------------------------------------------------------------------
          25,000   VA Hsg. Devel. Authority (Multifamily Hsg.) 1                           6.000      11/01/2011             25,281
------------------------------------------------------------------------------------------------------------------------------------
          50,000   VA Hsg. Devel. Authority (Multifamily Hsg.) 1                           6.200      05/01/2012             50,560
------------------------------------------------------------------------------------------------------------------------------------
          20,000   VA Hsg. Devel. Authority (Multifamily) 1                                5.000      11/01/2014             20,352
------------------------------------------------------------------------------------------------------------------------------------
          80,000   VA Hsg. Devel. Authority (Multifamily) 1                                5.000      11/01/2019             80,626
------------------------------------------------------------------------------------------------------------------------------------
          90,000   VA Hsg. Devel. Authority (Multifamily) 1                                5.450      05/01/2012             91,886
------------------------------------------------------------------------------------------------------------------------------------
          10,000   VA Hsg. Devel. Authority (Multifamily) 1                                5.500      05/01/2013             10,209
------------------------------------------------------------------------------------------------------------------------------------
          50,000   VA Hsg. Devel. Authority (Multifamily) 1                                5.500      11/01/2013             51,067
------------------------------------------------------------------------------------------------------------------------------------
          15,000   VA Hsg. Devel. Authority (Multifamily) 1                                5.750      11/01/2009             15,025
------------------------------------------------------------------------------------------------------------------------------------
          15,000   VA Hsg. Devel. Authority (Multifamily) 1                                5.800      11/01/2009             15,169
------------------------------------------------------------------------------------------------------------------------------------
         100,000   VA Hsg. Devel. Authority (Multifamily) 1                                5.800      05/01/2012            100,151
------------------------------------------------------------------------------------------------------------------------------------
          10,000   VA Hsg. Devel. Authority (Multifamily) 1                                5.950      05/01/2009             10,014
------------------------------------------------------------------------------------------------------------------------------------
          30,000   VA Hsg. Devel. Authority (Multifamily) 1                                6.050      05/01/2010             30,341
------------------------------------------------------------------------------------------------------------------------------------
          10,000   VA Hsg. Devel. Authority (Multifamily) 1                                6.050      05/01/2010             10,015
------------------------------------------------------------------------------------------------------------------------------------
         225,000   VA Hsg. Devel. Authority (Multifamily) 1                                6.050      11/01/2017            227,455
------------------------------------------------------------------------------------------------------------------------------------
          55,000   VA Hsg. Devel. Authority (Multifamily) 1                                6.150      05/01/2011             55,671
------------------------------------------------------------------------------------------------------------------------------------
          25,000   VA Hsg. Devel. Authority (Multifamily) 1                                6.200      05/01/2013             25,277
------------------------------------------------------------------------------------------------------------------------------------
          50,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                5.250      01/01/2019             51,221
------------------------------------------------------------------------------------------------------------------------------------
         220,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                5.250      09/01/2022            222,651
------------------------------------------------------------------------------------------------------------------------------------
          25,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                5.350      02/01/2011             25,703
------------------------------------------------------------------------------------------------------------------------------------
         325,000   VA Hsg. Devel. Authority (Rental Hsg.)                                  5.450      11/01/2027            330,785
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000   VA Hsg. Devel. Authority (Rental Hsg.)                                  5.550      01/01/2027          2,536,000
------------------------------------------------------------------------------------------------------------------------------------
         150,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                5.625      10/01/2020            153,245
------------------------------------------------------------------------------------------------------------------------------------
       1,355,000   VA Hsg. Devel. Authority (Rental Hsg.)                                  5.625      11/01/2038          1,373,713
------------------------------------------------------------------------------------------------------------------------------------
          45,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                5.650      02/01/2014             46,077
------------------------------------------------------------------------------------------------------------------------------------
          75,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                5.750      02/01/2017             76,712
------------------------------------------------------------------------------------------------------------------------------------
          65,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                6.000      08/01/2017             67,061
------------------------------------------------------------------------------------------------------------------------------------


                3 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         45,000   VA Hsg. Devel. Authority, Series B 1                                    5.500%     03/01/2021   $         45,879
------------------------------------------------------------------------------------------------------------------------------------
          40,000   VA Hsg. Devel. Authority, Series B 1                                    5.600      05/01/2008             40,150
------------------------------------------------------------------------------------------------------------------------------------
          35,000   VA Hsg. Devel. Authority, Series B 1                                    5.950      05/01/2016             35,674
------------------------------------------------------------------------------------------------------------------------------------
         105,000   VA Hsg. Devel. Authority, Series D 1                                    5.125      06/01/2019            106,800
------------------------------------------------------------------------------------------------------------------------------------
          75,000   VA Hsg. Devel. Authority, Series D 1                                    6.000      04/01/2024             76,875
------------------------------------------------------------------------------------------------------------------------------------
          50,000   VA Hsg. Devel. Authority, Series E 1                                    5.700      05/01/2011             50,082
------------------------------------------------------------------------------------------------------------------------------------
          50,000   VA Hsg. Devel. Authority, Series H 1                                    5.350      07/01/2031             50,933
------------------------------------------------------------------------------------------------------------------------------------
          40,000   VA Hsg. Devel. Authority, Series H 1                                    5.625      11/01/2022             40,730
------------------------------------------------------------------------------------------------------------------------------------
         140,000   VA Hsg. Devel. Authority, Series J 1                                    6.250      05/01/2015            141,534
------------------------------------------------------------------------------------------------------------------------------------
         105,000   VA Hsg. Devel. Authority, Series L 1                                    5.950      11/01/2009            105,146
------------------------------------------------------------------------------------------------------------------------------------
         115,000   VA Multifamily Hsg. (The Broad Point/American
                   International Group)                                                    5.950 2    11/01/2033            116,717
------------------------------------------------------------------------------------------------------------------------------------
          30,000   VA New River Valley Regional Jail Authority 1                           5.125      10/01/2019             30,639
------------------------------------------------------------------------------------------------------------------------------------
         400,000   VA Peninsula Ports Authority (The Brinks
                   Company) 1                                                              6.000      04/01/2033            410,736
------------------------------------------------------------------------------------------------------------------------------------
          85,000   VA Peninsula Ports Authority Health Care Facilities
                   (Bon Secours Health Systems) 1                                          5.250      08/15/2023             86,800
------------------------------------------------------------------------------------------------------------------------------------
       1,100,000   VA Peninsula Town Center Community Devel.
                   Authority Special Obligation                                            6.450      09/01/2037          1,093,400
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   VA Port Authority 3                                                     5.000      07/01/2036            997,485
------------------------------------------------------------------------------------------------------------------------------------
          20,000   VA Port Authority 1                                                     5.000      07/01/2027             20,243
------------------------------------------------------------------------------------------------------------------------------------
          20,000   VA Resources Authority Airports, Series B 1                             5.125      08/01/2027             20,166
------------------------------------------------------------------------------------------------------------------------------------
          45,000   VA Resources Authority Water & Sewer (South Hill) 1                     5.200      11/01/2017             45,972
------------------------------------------------------------------------------------------------------------------------------------
         250,000   VA Small Business Financing Authority (Wellmont
                   Health System)                                                          5.250      09/01/2037            241,420
------------------------------------------------------------------------------------------------------------------------------------
      22,000,000   VA Tobacco Settlement Authority                                         5.770 4    06/01/2047          1,340,900
------------------------------------------------------------------------------------------------------------------------------------
      13,000,000   VA Tobacco Settlement Authority                                         6.700 4    06/01/2047            871,520
------------------------------------------------------------------------------------------------------------------------------------
         150,000   VA Tobacco Settlement Authority (TASC) 1                                5.500      06/01/2026            166,434
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Virginia Beach, VA Devel. Authority (Beth Sholom) 1                     5.200      04/01/2034             25,306
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Virginia Beach, VA Devel. Authority (Our Lady of
                   Perpetual Help Health Center) 1                                         6.150      07/01/2027             45,077
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Virginia Beach, VA Industrial Devel. Revenue
                   (Holiday Inn) 1                                                         7.250      12/01/2012            100,094
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Watkins Centre, VA Community Devel. Auth. 1                             5.400      03/01/2020            483,310
------------------------------------------------------------------------------------------------------------------------------------
         290,000   West Point, VA IDA Solid Waste (Chesapeake
                   Corp.) 1                                                                6.250      03/01/2019            276,277
------------------------------------------------------------------------------------------------------------------------------------
         310,000   West Point, VA IDA Solid Waste (Chesapeake
                   Corp.) 1                                                                6.375      03/01/2019            299,420
------------------------------------------------------------------------------------------------------------------------------------
         200,000   White Oaks, VA Village Shops Community Devel.
                   Authority Special Assessment 1                                          5.300      03/01/2017            195,238
------------------------------------------------------------------------------------------------------------------------------------
          35,000   York County, VA IDA (Virginia Electric & Power
                   Company) 1                                                              5.500      07/01/2009             35,236
                                                                                                                   -----------------
                                                                                                                         25,652,828

U.S. POSSESSIONS--42.4%
          35,000   Guam Hsg. Corp. (Single Family Mtg.) 1                                  5.750      09/01/2031             37,058
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Northern Mariana Islands Ports Authority, Series A 1                    5.000      06/01/2030            179,254
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Puerto Rico Aqueduct & Sewer Authority 1                                5.000      07/01/2019            102,668
------------------------------------------------------------------------------------------------------------------------------------


                4 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        125,000   Puerto Rico Children's Trust Fund (TASC) 1                              5.375%     05/15/2033   $        122,616
------------------------------------------------------------------------------------------------------------------------------------
         300,000   Puerto Rico Children's Trust Fund (TASC)                                5.625      05/15/2043            295,220
------------------------------------------------------------------------------------------------------------------------------------
      25,800,000   Puerto Rico Children's Trust Fund (TASC)                                6.417 4    05/15/2050          1,418,226
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Puerto Rico Commonwealth GO 1                                           5.250      07/01/2030             40,314
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Puerto Rico Electric Power Authority, Series UU 3                        4.91 2    07/01/2031          1,799,700
------------------------------------------------------------------------------------------------------------------------------------
         245,000   Puerto Rico HFC, Series B 1                                             5.300      12/01/2028            247,462
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Puerto Rico IMEPCF (American Home Products) 1                           5.100      12/01/2018              5,310
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Puerto Rico Infrastructure                                              5.000      07/01/2041             14,343
------------------------------------------------------------------------------------------------------------------------------------
         115,000   Puerto Rico Infrastructure (Mepsi Campus) 1                             5.600      10/01/2014            114,098
------------------------------------------------------------------------------------------------------------------------------------
         325,000   Puerto Rico Infrastructure (Mepsi Campus) 1                             6.250      10/01/2024            317,714
------------------------------------------------------------------------------------------------------------------------------------
         905,000   Puerto Rico Infrastructure (Mepsi Campus) 1                             6.500      10/01/2037            885,090
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                        5.375      02/01/2019            100,870
------------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Puerto Rico Sales Tax Financing Corp., Series A 3                       4.518 2    08/01/2057          4,585,050
------------------------------------------------------------------------------------------------------------------------------------
         250,000   Puerto Rico Sales Tax Financing Corp., Series A                         5.250      08/01/2057            256,330
------------------------------------------------------------------------------------------------------------------------------------
         120,000   V.I. Public Finance Authority (Hovensa Refinery) 1                      6.125      07/01/2022            122,014
                                                                                                                   -----------------
                                                                                                                         10,643,337
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $38,961,462)-144.5%                                                                    36,296,165
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(44.5)                                                                            (11,185,306)
                                                                                                                   -----------------
NET ASSETS-100.0%                                                                                                  $     25,110,859
                                                                                                                   =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CDA       Communities Devel. Authority
COP       Certificates of Participation
EDA       Economic Devel. Authority
GO        General Obligation
HFC       Housing Finance Corp.
IDA       Industrial Devel. Agency
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading


                5 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $832,235 as of December 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2007, municipal bond holdings with a value of $7,382,235 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $6,550,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

       PRINCIPAL                                                                          COUPON        MATURITY
          AMOUNT   INVERSE FLOATER 1                                                      RATE 2            DATE              VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        200,000   Puerto Rico Electric Power Authority ROLs 3                             9.026%         7/1/31   $           (300)
       1,000,000   Puerto Rico Sales Tax Financing Corp. ROLs 3                            7.730          8/1/57            585,050
         250,000   VA Port Authority ROLs                                                  8.260          7/1/36            247,485
                                                                                                                   -----------------
                                                                                                                   $        832,235
                                                                                                                   =================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 5 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.


                6 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $5,800,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $850 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1906% as of December 31, 2007). The Fund pays additional fees of 0.30% annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% annual commitment fee for a liquidity backstop facility with respect to the $850 million facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 38,961,462
                                 ============

Gross unrealized appreciation    $     48,287
Gross unrealized depreciation      (2,713,584)
                                 ------------
Net unrealized depreciation      $ (2,665,297)
                                 ============


                7 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Virginia Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008